OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2012
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Paramount Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	9/30

Date of reporting period:	7/1/08 to 6/30/09

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

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Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Plantronics, Inc.	PLT	727493108	7/23/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify and approve amendments to the 2003 stock plan.	Issuer	Y	For	For
				3. Ratify and approve amendments to the 2002 employee stock purchase plan.	Issuer	Y	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for fiscal 2009.	Issuer	Y	For	For
Microchip Technology Incorporated	MCHP	595017104	8/15/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending March 31, 2009.	Issuer	Y	For	For
Signet Group plc	SIG LN	G8126R113	8/19/2008	1. Authorize the directors to take all actions necessary to implement the scheme into effect referred to in the notice convening the General Meeting.	Issuer	Y	For	For
				2. Approve the operation of each of the Signet Jewelers Limited share plans.	Issuer	Y	For	For
Signet Group plc	SIG LN	G8126R113	8/19/2008	1. Approve the scheme of arrangement referred to in the notice convening the court meeting.	Issuer	Y	For	For
Invitrogen Corporation	IVGN	46185R100	10/28/2008

1. Approve the issuance of Invitrogen common stock to Applied Biosystems stockholders in the merger of Applied Biosystems Inc. (“ABI”) with and into Atom Acquisition, LLC, as contemplated by the agreement and plan of merger, as amended by amendment no. 1 thereto, by and among Invitrogen, Atom Acquisition, LLC and ABI, as such agreement may be amended from time to time.

					Issuer	Y	For	For
				2. Approve an amendment to Invitrogen’s restated certificate of incorporation to increase the number of authorized shares of Invitrogen common stock from 200,000,000 to 400,000,000 shares.	Issuer	Y	For	For
				3. Approve any adjournments of the special meeting of Invitrogen stockholders, if necessary, to solicit additional proxies in favor of any or all of the foregoing proposals.	Issuer	Y	For	For

ScanSource, Inc.	SCSC	806037107	12/4/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors for the company for the fiscal year ending June 30, 2009.	Issuer	Y	For	For
Copart, Inc.	CPRT	217204106	12/11/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the company for the fiscal year ending July 31, 2009.	Issuer	Y	For	For
Maxim Integrated Products, Inc.	MXIM	57772K101	12/15/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending June 27, 2009.	Issuer	Y	For	For
				3. Approve the adoption of the company’s 2008 employee stock purchase plan with 4,000,000 shares of common stock reserved for issuance thereunder.	Issuer	Y	For	For
Actuant Corporation	ATU	00508X203	1/9/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approve the adoption of the company’s 2009 omnibus incentive plan.	Issuer	Y	For	For
Landauer, Inc.	LDR	51476K103	2/5/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending September 30, 2009.	Issuer	Y	For	For
Noble Corporation	NE	G65422100	3/17/2009	1. Approval of the merger, reorganization and consolidation transaction to be effected by the schemes of arrangement, copies of which are attached to the accompanying proxy statement as Annex B.	Issuer	Y	For	For

2. Approval of the motion to adjourn the meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the meeting to approve the merger, reorganization and consolidation transaction.

					Issuer	Y	For	For
CLARCOR Inc.	CLC	179895107	3/23/2009	1. Election of Directors	Issuer	Y	For	For
				2. Adoption of the 2009 CLARCOR incentive plan.	Issuer	Y	For	For

				3. Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending November 30, 2009.	Issuer	Y	For	For
IDEX Corporation	IEX	45167R104	4/7/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as auditors of the company for 2009.	Issuer	Y	For	For
Copart, Inc.	CPRT	217204106	4/14/2009

1. Approve the grant of an option to acquire 2,000,000 shares of common stock to each of Willis J. Johnson, the company’s chairman and chief executive officer, and A. Jayson Adair, the company’s president, such grants to be made in lieu of any cash salary or bonus compensation in excess of $1.00 per year or grant of any additional equity incentives for a five-year period.

					Issuer	Y	Against	Against
Carnival Corporation	CCL	143658300	4/15/2009	1. Election of Directors	Issuer	Y	For	For
				2. To re-appoint PricewaterhouseCoopers LLP as independent auditors for Carnival plc.	Issuer	Y	For	For
				3. To authorize the audit committee of Carnival plc to agree to the remuneration of the independent auditors.	Issuer	Y	For	For
				4. To receive the UK accounts and reports of the directors and auditors of Carnival plc for the financial year ended November 30, 2008.	Issuer	Y	For	For
				5. To approve the directors’ remuneration report of Carnival plc for the financial year ended November 30, 2008.	Issuer	Y	For	For
				6. To increase the amount of the authorized but unissued share capital of Carnival plc.	Issuer	Y	For	For
				7. To adopt the amended and restated articles of association of Carnival plc.	Issuer	Y	For	For
				8. To approve certain amendments to the articles of association of Carnival plc, to take effect from October 1, 2009.	Issuer	Y	For	For
				9. To approve the giving of authority for the allotment of new shares by Carnival plc.	Issuer	Y	For	For
				10. To approve the disapplication of pre-emption rights in relation to the allotment of new shares by Carnival plc.	Issuer	Y	For	For

				11. To approve a general authority for Carnival plc to buy back Carnival plc ordinary shares in the open market.	Issuer	Y	For	For
Franklin Electric Co., Inc.	FELE	353514102	4/24/2009	1. Election of Directors 2. Approve the amendment and restatement of the Franklin Electric Co., Inc. stock plan.	Issuer Issuer	Y Y	For For	For For
				3. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the 2009 fiscal year.	Issuer	Y	For	For
Graco Inc.	GGG	384109104	4/24/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm.	Issuer	Y	For	For
Bio-Rad Laboratories, Inc.	BIO	090572207	4/28/2009	1. Election of Directors 2. Ratify the selection of Deloitte & Touche LLP to serve as the company’s independent auditors.	Issuer Issuer	Y Y	For For	For For
Manpower Inc.	MAN	56418H100	4/28/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Roberto Mendoza to the board of directors.	Issuer	Y	For	For
				3. Ratification of Deloitte & Touche LLP as independent auditors for 2009.	Issuer	Y	For	For
				4. Approval of an amendment to the 2003 equity incentive plan of Manpower Inc.	Issuer	Y	For	For
				5. Proposal regarding implementation of the MacBride Principles in Northern Ireland.	Shareholder	Y	Against	For
Brown & Brown, Inc.	BRO	115236101	4/29/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accountants for the fiscal year ending December 31, 2009.	Issuer	Y	For	For
Life Technologies Corp.	LIFE	53217V109	4/30/2009	1. Election of Directors 2. Ratification of the appointment of Ernst & Young LLP as independent auditors of the company for the fiscal year 2009.	Issuer Issuer	Y Y	For For	For For

				3. Amendment of the Invitrogen Corporation 1998 employee stock purchase plan.	Issuer	Y	For	For
				4. Adoption of the Life Technologies Corp. 1999 employee stock purchase plan.	Issuer	Y	For	For
				5. Adoption of the company’s 2009 equity incentive plan.	Issuer	Y	For	For
O’Reilly Automotive, Inc.	ORLY	686091109	5/5/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
				3. Approval of the 2009 stock purchase plan.	Issuer	Y	For	For
				4. Approval of the 2009 incentive plan.	Issuer	Y	For	For
Charles River Laboratories International, Inc.	CRL	159864107	5/7/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approve an amendment to the company’s 2007 incentive plan to increase the number of shares of common stock for issuance thereunder from 6,300,000 to 8,800,000.	Issuer	Y	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accountants for the fiscal year ending December 26, 2009.	Issuer	Y	For	For
Heartland Express, Inc.	HTLD	422347104	5/7/2009	1. Election of Directors 2. Ratify the appointment of KPMG LLP as the registered public accounting firm of the corporation.	Issuer Issuer	Y Y	For For	For For
Lincare Holdings Inc.	LNCR	532791100	5/11/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s 2009 employee stock purchase plan.	Issuer	Y	For	For
				3. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	Issuer	Y	For	For
HNI Corporation	HNI	404251100	5/12/2009	1A. Election of Director: Stan A. Askren	Issuer	Y	For	For
				1B. Election of Director: Gary M. Christensen	Issuer	Y	For	For
				1C. Election of Director: Joseph E. Scalzo	Issuer	Y	For	For
				1D. Election of Director: Ronald V. Waters III	Issuer	Y	For	For

				2. Approval of an amendment to the HNI Corporation 2002 members’ stock purchase plan to increase the number of authorized shares available for issuance under the plan.	Issuer	Y	For	For
				3. Ratify the audit committee’s selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accountant for 2009.	Issuer	Y	For	For
Helix Energy Solutions Group, Inc.	HLX	42330P107	5/13/2009	1. Election of Directors	Issuer	Y	For	For
FMC Technologies, Inc.	FTI	30249U101	5/15/2009	1. Election of Directors 2. Approve the amendment of the amended and restated certificate of incorporation.	Issuer Issuer	Y Y	For For	For For
Knight Transportation, Inc.	KNX	499064103	5/21/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approve and ratify the Knight Transportation, Inc. employee stock purchase plan.	Issuer	Y	For	For

3. Approve and ratify an amendment and restatement of 2003 stock option plan (“2003 stock option plan”). (I) renames plan the Knight Transportation, Inc. amended and restated 2003 stock option and equity compensation plan, (II) provides additional terms and administrative procedures applicable to restricted stock grants, and (III) authorizes the issuance of stock appreciation rights.

					Issuer	Y	For	For
				4. Approve and ratify a one-time stock option exchange program for employees, along with an accompanying amendment to the 2003 stock option plan to permit such exchange.	Issuer	Y	Against	Against
				5. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for fiscal 2009.	Issuer	Y	For	For
Zebra Technologies Corporation	ZBRA	989207105	5/21/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify Ernst & Young LLP as independent auditors.	Issuer	Y	For	For

Noble Corporation	NE	H5833N103	5/28/2009	1. Approval of the payment of a dividend through a reduction of the par value of the shares in an amount equal to Swiss francs 0.25.	Issuer	Y	For	For
				2. Election of Directors	Issuer	Y	For	For
				3. Approval of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2009.	Issuer	Y	For	For

4. Approval of an amendment of article 21 paragraph 1(d) of the articles of association in order to limit the changes to authorized and conditional capital that require approval of at least two-thirds of the shares represented at a general meeting to an increase in the amount of the authorized or conditional share capital.

					Issuer	Y	For	For
WABCO Holdings Inc.	WBC	92927K102	5/28/2009

1. Election of Directors

2. Ratify the selection of Ernst & Young Bedrijfsrevisoren BCVBA/Reviseurs D’Enterprises SCCRL as the company’s independent registered public accounting firm for the year ending December 31, 2009.

					Issuer Issuer	Y Y	For For	For For
				3. Approve the 2009 omnibus incentive plan.	Issuer	Y	For	For
VCA Antech, Inc.	WOOF	918194101	6/1/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	Issuer	Y	For	For
Signet Jewelers Ltd.	SIG	G81276100	6/16/2009	1. Re-elect Marianne Parrs as a director	Issuer	Y	For	For
				2. Re-elect Thomas Plaskett as a director	Issuer	Y	For	For
				3. Appoint KPMG Audit plc as auditor of the company and to authorize the directors to determine its remuneration.	Issuer	Y	For	For
				4. Approve the implementation and establishment of the company’s omnibus incentive plan for the directors and employees of the company.	Issuer	Y	For	For
CarMax, Inc.	KMX	143130102	6/23/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm.	Issuer	Y	For	For
				3. Approve an amendment to the Carmax, Inc. amended and restated 2002 stock incentive plan.	Issuer	Y	For	For

4. Approve an amendment to the CarMax, Inc. amended and restated 2002 employee stock purchase plan.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Paramount Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/09

* Print the name and title of each signing officer under his or her signature.

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